UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Valicenti Advisory Services, Inc.
Address: 400 East Water Street
Elmira, New York 14901

13F File Number: 28-7606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey S. Naylor
Title:     Vice President
Phone:     607-734-2665

Signature, Place, and Date of Signing:

                               Elmira, NY
--------------------------- ---------------- -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   43

Form 13F Information Table Value Total:   $68,544 (x$1000)

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD.                 COM              G1150G111     1085    32434 SH       SOLE                                      32434
ADOBE SYSTEMS INC              COM              00724F101      897    31696 SH       SOLE                                      31696
ALTRIA GROUP INC               COM              02209S103      342    20875 SH       SOLE                                      20875
APPLE INC                      COM              037833100     1811    12713 SH       SOLE                                      12713
BP  PLC ADR                    COM              055622104      760    15934 SH       SOLE                                      15934
CATERPILLAR INC DEL            COM              149123101      957    28950 SH       SOLE                                      28950
CHEVRON CORP                   COM              166764100     4080    61584 SH       SOLE                                      61584
CISCO SYSTEMS INC              COM              17275R102     2473   132592 SH       SOLE                                     132592
COCA-COLA CO                   COM              191216100      608    12679 SH       SOLE                                      12679
CORNING INC                    COM              219350105     4650   289567 SH       SOLE                                     289567
COVANCE INC                    COM              222816100     1993    40509 SH       SOLE                                      40509
DEERE & CO                     COM              244199105     1986    49708 SH       SOLE                                      49708
DIRECTV GROUP INC              COM              25459l106      610    24700 SH       SOLE                                      24700
ELMIRA SAVINGS BANK            COM              289660102     2878   183775 SH       SOLE                                     183775
EMC CORP                       COM              268648102      344    26250 SH       SOLE                                      26250
EMERSON ELECTRIC CORP          COM              291011104     1742    53765 SH       SOLE                                      53765
EXXON MOBIL CORP               COM              30231G102     2828    40448 SH       SOLE                                      40448
GENERAL ELECTRIC CO            COM              369604103     1847   157607 SH       SOLE                                     157607
INTEL CORP                     COM              458140100     3000   181293 SH       SOLE                                     181293
INTL BUSINESS MACHINES         COM              459200101     1791    17153 SH       SOLE                                      17153
INTUITIVE SURGICAL             COM              46120E602     4034    24647 SH       SOLE                                      24647
ISHARES XINHUA CHINA 25 TRUST  COM              464287184      965    25150 SH       SOLE                                      25150
JACOBS ENGINEERING GROUP INC   COM              469814107     3017    71688 SH       SOLE                                      71688
JOHNSON & JOHNSON              COM              478160104     1919    33792 SH       SOLE                                      33792
KRAFT FOODS INC                COM              50075N104      306    12065 SH       SOLE                                      12065
MCDERMOTT INTL INC             COM              580037109     1707    84058 SH       SOLE                                      84058
MEDTRONIC INC                  COM              585055106      989    28333 SH       SOLE                                      28333
MICROSOFT CORP                 COM              594918104     3043   128016 SH       SOLE                                     128016
NATIONAL OILWELL VARCO INC     COM              637071101      532    16275 SH       SOLE                                      16275
PEPSICO INC                    COM              713448108     1296    23572 SH       SOLE                                      23572
PHARMACEUTICAL PRODUCT DEVELOP COM              717124101      268    11525 SH       SOLE                                      11525
PHILIP MORRIS INTERNATIONAL IN COM              718172109     1418    32506 SH       SOLE                                      32506
PROSHS ULTRASHRT S&P500 PROSHA COM              74347R883     2010    36325 SH       SOLE                                      36325
ROYAL DUTCH SHELL B ADR        COM              780259107      482     9473 SH       SOLE                                       9473
SCHLUMBERGER LTD               COM              806857108     2617    48365 SH       SOLE                                      48365
SELECT SECTOR SPDR MATERIALS F COM              81369Y100      450    17425 SH       SOLE                                      17425
SUN MICROSYSTEMS INC           COM              866810104      283    30725 SH       SOLE                                      30725
TARGET CORP                    COM              87612E106      315     7975 SH       SOLE                                       7975
TRANSOCEAN INC                 COM              H8817H100      744    10009 SH       SOLE                                      10009
UNITED TECHNOLOGIES            COM              913017109     1676    32250 SH       SOLE                                      32250
VALERO ENERGY CORP             COM              91913Y100     1939   114775 SH       SOLE                                     114775
VERIZON COMMUNICATIONS         COM              92343V104      647    21045 SH       SOLE                                      21045
ZIMMER HOLDINGS, INC           COM              98956P102     1208    28361 SH       SOLE                                      28361